UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1 , 2023 – July 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Ultra Short Duration Income Fund
Class A [PSDTX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$43	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Ultra Short Duration Income Fund returned 6.05%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit, specifically issuer selection within the banking sector
↑	Short-maturity commercial paper used for liquidity purposes and as a source of returns
↑	Exposure to securitized sectors, including non-agency residential mortgage-backed securities and asset-backed securities
There were no significant detractors to performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	6.05	2.48	1.86
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
ICE BofA U.S. Treasury Bill Index	5.48	2.22	1.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$9,640,446,781
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$21,253,027
Portfolio Turnover Rate	59%
*	Includes derivatives, if applicable.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSA-0924

Putnam Ultra Short Duration Income Fund
Class C [PSDLX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$84	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Ultra Short Duration Income Fund returned 5.73%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit, specifically issuer selection within the banking sector
↑	Short-maturity commercial paper used for liquidity purposes and as a source of returns
↑	Exposure to securitized sectors, including non-agency residential mortgage-backed securities and asset-backed securities
There were no significant detractors to performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	5.73	2.10	1.56
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
ICE BofA U.S. Treasury Bill Index	5.48	2.22	1.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$9,640,446,781
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$21,253,027
Portfolio Turnover Rate	59%
*	Includes derivatives, if applicable.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSC-0924

Putnam Ultra Short Duration Income Fund
Class N [PSDNX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$59	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class N shares of Putnam Ultra Short Duration Income Fund returned 5.99%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit, specifically issuer selection within the banking sector
↑	Short-maturity commercial paper used for liquidity purposes and as a source of returns
↑	Exposure to securitized sectors, including non-agency residential mortgage-backed securities and asset-backed securities
There were no significant detractors to performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSN-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,850 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class N 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class N	5.99	2.32	1.72
Class N (with sales charge)	4.40	2.01	1.57
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
ICE BofA U.S. Treasury Bill Index	5.48	2.22	1.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class N shares on 11/1/2018. Returns for periods prior to 11/1/2018 reflect a restated figure based on the Fund’s Class A performance. The restated performance for Class N was adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$9,640,446,781
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$21,253,027
Portfolio Turnover Rate	59%
*	Includes derivatives, if applicable.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSN-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSN-0924

Putnam Ultra Short Duration Income Fund
Class R [PSDRX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$84	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R shares of Putnam Ultra Short Duration Income Fund returned 5.73%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit, specifically issuer selection within the banking sector
↑	Short-maturity commercial paper used for liquidity purposes and as a source of returns
↑	Exposure to securitized sectors, including non-agency residential mortgage-backed securities and asset-backed securities
There were no significant detractors to performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R	5.73	2.10	1.48
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
ICE BofA U.S. Treasury Bill Index	5.48	2.22	1.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$9,640,446,781
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$21,253,027
Portfolio Turnover Rate	59%
*	Includes derivatives, if applicable.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSR-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSR-0924

Putnam Ultra Short Duration Income Fund
Class R6 [PSDQX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$30	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Ultra Short Duration Income Fund returned 6.29%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit, specifically issuer selection within the banking sector
↑	Short-maturity commercial paper used for liquidity purposes and as a source of returns
↑	Exposure to securitized sectors, including non-agency residential mortgage-backed securities and asset-backed securities
There were no significant detractors to performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	6.29	2.62	1.99
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
ICE BofA U.S. Treasury Bill Index	5.48	2.22	1.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$9,640,446,781
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$21,253,027
Portfolio Turnover Rate	59%
*	Includes derivatives, if applicable.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSR6-0924

Putnam Ultra Short Duration Income Fund
Class Y [PSDYX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$33	0.32%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Ultra Short Duration Income Fund returned 6.15%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit, specifically issuer selection within the banking sector
↑	Short-maturity commercial paper used for liquidity purposes and as a source of returns
↑	Exposure to securitized sectors, including non-agency residential mortgage-backed securities and asset-backed securities
There were no significant detractors to performance during the period.
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	6.15	2.58	1.97
Bloomberg U.S. Aggregate Index	5.10	0.19	1.61
ICE BofA U.S. Treasury Bill Index	5.48	2.22	1.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$9,640,446,781
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$21,253,027
Portfolio Turnover Rate	59%
*	Includes derivatives, if applicable.
Putnam Ultra Short Duration Income Fund	PAGE 2	39200-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Ultra Short Duration Income Fund	PAGE 3	39200-ATSY-0924

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
July 31, 2024	$156,586	$ —	$7,706	$ —
July 31, 2023	$177,153	$ —	$7,706	$ —

For the fiscal years ended July 31, 2024 and July 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $1,038,503 and $249,449 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
July 31, 2024	$ —	$861,963	$168,834	$1,030,797
July 31, 2023	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Ultra Short Duration Income
Fund

Financial Statements and Other Important Information

Annual | July 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Ultra Short Duration Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Ultra Short Duration Income Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 13, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Ultra Short Duration Income Fund 1

The fund’s portfolio 7/31/24

CORPORATE BONDS AND NOTES (75.4%)*	Principal amount	Value
Banking (38.9%)
ABN AMRO Bank NV 144A sr. unsec. notes (US SOFR Compounded Index +1.78%), 7.148%, 9/18/27 (Netherlands)	$4,100,000	$4,167,733
ABN AMRO Bank NV 144A sr. unsec. FRN 6.575%, 10/13/26 (Netherlands)	24,000,000	24,340,725
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	24,700,000	25,281,750
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR +0.60%), 5.965%, 2/18/25 (United Kingdom)	28,032,000	28,072,623
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	48,073,000	47,945,302
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. notes (US SOFR +0.68%), 6.048%, 7/16/27 (Australia)	28,274,000	28,327,231
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	54,652,000	54,949,300
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 1.125%, 9/18/25 (Spain)	6,400,000	6,117,842
Banco Santander SA sr. unsec. unsub. FRN 6.527%, 11/7/27 (Spain)	24,000,000	24,779,711
Banco Santander SA sr. unsec. unsub. notes 5.552%, 3/14/28 (Spain)	19,200,000	19,368,562
Banco Santander SA sr. unsec. unsub. notes 2.746%, 5/28/25 (Spain)	26,975,000	26,400,941
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	46,963,000	47,003,524
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.093%, 10/1/25	12,834,000	12,780,448
Bank of America Corp. unsec. sub. notes Ser. L, 3.95%, 4/21/25	38,626,000	38,230,603
Bank of America NA sr. unsec. unsub. notes 5.526%, 8/18/26	38,626,000	39,231,775
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index +0.71%), 6.077%, 12/12/24 (Canada)	44,198,000	44,269,929
Bank of Montreal sr. unsec. FRN Ser. MTN, (US SOFR Compounded Index +0.47%), 5.833%, 1/10/25 (Canada)	46,935,000	46,988,961
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	10,188,000	9,938,192
Bank of New York Mellon (The) sr. unsec. FRN Ser. BKNT, 5.148%, 5/22/26	23,857,000	23,896,464
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR +0.62%), 5.987%, 4/25/25	51,872,000	51,999,386
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR +0.20%), 5.567%, 10/25/24	34,893,000	34,894,927
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	20,938,000	21,192,657
Bank of Nova Scotia/The sr. unsec. unsub. notes (US SOFR Compounded Index +0.78%), 6.147%, 6/4/27 (Canada)	28,416,000	28,404,864
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index +0.41%), 5.772%, 2/4/25 (France)	70,375,000	70,383,902
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	23,865,000	24,316,892
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	26,815,000	27,562,146
Barclays PLC sr. unsec. unsub. notes 5.304%, 8/9/26 (United Kingdom)	14,734,000	14,719,968
Barclays PLC sr. unsec. unsub. notes 4.375%, 1/12/26 (United Kingdom)	21,059,000	20,870,608
Barclays PLC sr. unsec. unsub. notes 3.65%, 3/16/25 (United Kingdom)	9,395,000	9,289,197
BNP Paribas SA company guaranty unsec. sub. notes Ser. MTN, 4.25%, 10/15/24 (France)	29,035,000	28,922,994
BNP Paribas SA 144A sr. unsec. notes 3.375%, 1/9/25 (France)	51,957,000	51,445,972
BPCE SA 144A sr. unsec. FRN (US SOFR +0.96%), 6.329%, 9/25/25 (France)	23,930,000	24,071,625
BPCE SA 144A sr. unsec. FRN (US SOFR +0.57%), 5.938%, 1/14/25 (France)	24,822,000	24,844,151
BPCE SA 144A sr. unsec. notes 2.375%, 1/14/25 (France)	6,836,000	6,739,342
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	28,882,000	29,139,259
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	8,645,000	8,566,397
Canadian Imperial Bank of Commerce sr. unsec. notes (US SOFR +0.94%), 6.309%, 6/28/27 (Canada)	32,980,000	33,055,923
Canadian Imperial Bank of Commerce sr. unsec. notes 5.926%, 10/2/26 (Canada)	29,010,000	29,658,745
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index +0.42%), 5.788%, 10/18/24 (Canada)	27,665,000	27,674,743
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	33,415,000	33,400,381
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	19,125,000	19,210,415
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	31,781,000	31,278,236
Citigroup, Inc. sr. unsec. unsub. notes (US SOFR +0.69%), 6.061%, 1/25/26	6,453,000	6,460,698
Citigroup, Inc. sr. unsec. unsub. notes 3.29%, 3/17/26	23,031,000	22,714,800
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	41,686,000	41,557,034

2	Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (75.4%)* cont.	Principal amount	Value
Banking cont.
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR +0.74%), 6.107%, 3/14/25 (Australia)	$28,795,000	$28,880,018
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	14,590,000	14,442,673
Commonwealth Bank of Australia/New York, NY sr. unsec. notes 5.079%, 1/10/25	18,783,000	18,761,507
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index +0.38%), 5.748%, 1/10/25 (Netherlands)	63,599,000	63,656,828
Cooperatieve Rabobank UA sr. unsec. notes 4.85%, 1/9/26 (Netherlands)	23,840,000	23,896,668
Credit Agricole SA 144A sr. unsec. notes (US SOFR +0.87%), 6.238%, 3/11/27 (France)	2,750,000	2,754,487
Credit Agricole SA 144A sr. unsec. notes 5.134%, 3/11/27 (France)	33,674,000	33,975,356
Credit Agricole SA/London 144A sr. unsec. notes 5.589%, 7/5/26 (France)	33,415,000	33,857,530
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	40,832,000	40,653,157
Credit Suisse AG sr. unsec. unsub. notes Ser. MTN, 3.70%, 2/21/25	31,697,000	31,397,760
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	54,297,000	54,524,561
Danske Bank A/S 144A sr. unsec. notes 5.427%, 3/1/28 (Denmark)	21,256,000	21,522,408
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	35,783,000	36,087,534
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	19,563,000	19,259,293
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN 5.852%, 10/27/25	53,348,000	53,369,614
Goldman Sachs Bank USA/New York, NY sr. unsec. notes (US SOFR +0.75%), 6.116%, 5/21/27	28,440,000	28,462,288
HSBC USA, Inc. sr. unsec. unsub. notes 5.625%, 3/17/25	57,650,000	57,761,525
Huntington National Bank (The) sr. unsec. FRN 5.699%, 11/18/25	45,010,000	45,002,117
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index +1.64%), 7.009%, 3/28/26 (Netherlands)	9,675,000	9,744,023
ING Groep NV sr. unsec. notes 3.869%, 3/28/26 (Netherlands)	30,198,000	29,906,104
ING Groep NV sr. unsec. unsub. FRN (US SOFR +1.56%), 6.928%, 9/11/27 (Netherlands)	41,064,000	41,682,066
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	20,309,000	20,734,129
ING Groep NV 144A sr. unsec. notes 4.625%, 1/6/26 (Netherlands)	8,295,000	8,257,049
Intesa Sanpaolo SpA 144A sr. unsec. unsub. notes Ser. XR, 3.25%, 9/23/24 (Italy)	4,481,000	4,463,321
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR +1.32%), 6.687%, 4/26/26	18,427,000	18,552,035
JPMorgan Chase & Co. sr. unsec. unsub. FRN 5.546%, 12/15/25	53,043,000	53,069,193
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	10,061,000	9,830,703
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.005%, 3/13/26	19,928,000	19,523,628
JPMorgan Chase & Co. sr. unsec. unsub. notes 4.08%, 4/26/26	26,202,000	25,964,219
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	3,232,000	3,226,363
KeyCorp sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index +1.25%), 6.616%, 5/23/25	13,996,000	14,010,723
Lloyds Banking Group PLC sr. unsec. unsub. bonds 5.462%, 1/5/28 (United Kingdom)	19,068,000	19,263,256
Lloyds Banking Group PLC sr. unsec. unsub. FRN (US SOFR Compounded Index +1.56%), 6.922%, 8/7/27 (United Kingdom)	17,173,000	17,431,018
Lloyds Banking Group PLC sr. unsec. unsub. FRN 5.985%, 8/7/27 (United Kingdom)	22,697,000	23,086,416
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.45%, 5/8/25 (United Kingdom)	38,283,000	38,040,051
Macquarie Bank, Ltd. 144A sr. unsec. FRN (US SOFR +1.31%), 6.679%, 3/21/25 (Australia)	19,285,000	19,409,224
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	14,358,000	14,554,700
Macquarie Bank, Ltd. 144A sr. unsec. notes 3.231%, 3/21/25 (Australia)	3,999,000	3,949,281
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (US SOFR +0.94%), 6.304%, 2/20/26 (Japan)	29,385,000	29,464,606
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	26,697,000	26,754,943
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.541%, 4/17/26 (Japan)	23,461,000	23,509,816
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.063%, 9/12/25 (Japan)	37,569,000	37,540,676
Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.60%, 9/25/24 (Japan)	18,850,000	18,791,674
Mizuho Financial Group, Inc. sr. unsec. unsub. notes (US SOFR +0.96%), 6.325%, 5/22/26 (Japan)	36,568,000	36,720,206
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR +0.38%), 5.748%, 1/12/25 (Australia)	63,306,000	63,353,602
National Australia Bank, Ltd. 144A sr. unsec. notes (US SOFR +0.62%), 5.988%, 6/11/27 (Australia)	18,673,000	18,689,967

Ultra Short Duration Income Fund	3

CORPORATE BONDS AND NOTES (75.4%)* cont.	Principal amount	Value
Banking cont.
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR +0.49%), 5.852%, 8/6/24 (Canada)	$36,500,000	$36,501,224
National Bank of Canada company guaranty sr. unsec. notes (US SOFR Compounded Index +1.03%), 6.399%, 7/2/27 (Canada)	18,800,000	18,850,050
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	27,115,000	27,396,084
NatWest Group PLC sr. unsec. unsub. notes 7.472%, 11/10/26 (United Kingdom)	11,845,000	12,160,144
NatWest Group PLC sr. unsec. unsub. notes (US SOFR +1.25%), 6.618%, 3/1/28 (United Kingdom)	35,270,000	35,490,133
NatWest Group PLC sr. unsec. unsub. notes 5.583%, 3/1/28 (United Kingdom)	9,420,000	9,543,272
Nordea Bank ABP 144A sr. unsec. FRN (US SOFR +0.74%), 6.108%, 3/19/27 (Finland)	14,242,000	14,300,110
PNC Bank NA sr. unsec. notes 2.50%, 8/27/24	36,033,000	35,949,182
PNC Financial Services Group, Inc. (The) sr. unsec. notes 2.20%, 11/1/24	1,066,000	1,056,714
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	44,061,000	44,251,754
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	39,377,000	39,165,130
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index +1.08%), 6.447%, 7/20/26 (Canada)	48,280,000	48,726,213
Royal Bank of Canada sr. unsec. notes Ser. GMTN, (US SOFR +0.79%), 6.158%, 7/23/27 (Canada)	28,180,000	28,213,830
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (US SOFR Compounded Index +0.34%), 5.708%, 10/7/24 (Canada)	45,925,000	45,936,768
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.45%, 6/2/25	30,092,000	29,582,139
Santander UK Group Holdings PLC sr. unsec. unsub. notes 6.833%, 11/21/26 (United Kingdom)	25,800,000	26,276,696
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 5.125%, 3/5/27 (Sweden)	23,865,000	24,145,672
Societe Generale SA 144A company guaranty sr. unsec. unsub. notes (US SOFR +1.05%), 6.417%, 1/21/26 (France)	11,292,000	11,308,317
Societe Generale SA 144A sr. unsec. notes 2.625%, 1/22/25 (France)	56,944,000	56,077,730
Societe Generale SA 144A sr. unsec. notes 2.625%, 10/16/24 (France)	28,950,000	28,747,740
State Street Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index +0.85%), 6.207%, 8/3/26	19,120,000	19,219,544
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	52,216,000	52,208,815
Sumitomo Mitsui Financial Group, Inc. sr. unsec. notes 1.474%, 7/8/25 (Japan)	4,795,000	4,634,580
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 5.20%, 3/7/27 (Japan)	9,625,000	9,724,216
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (US SOFR +0.44%), 5.807%, 9/16/24 (Japan)	51,242,000	51,256,306
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 5.65%, 9/14/26 (Japan)	9,670,000	9,826,441
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 2.55%, 3/10/25 (Japan)	13,939,000	13,706,786
Svenska Handelsbanken AB 144A sr. unsec. notes (US SOFR +0.66%), 6.028%, 5/28/27 (Sweden)	19,115,000	19,155,102
Swedbank AB 144A sr. unsec. FRN (US SOFR Compounded Index +0.91%), 6.278%, 4/4/25 (Sweden)	28,103,000	28,198,119
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR +0.35%), 5.717%, 9/10/24 (Canada)	36,820,000	36,825,586
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	32,870,000	32,997,968
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)	5,030,000	5,089,897
Toronto-Dominion Bank (The) sr. unsec. notes Ser. MTN, 5.532%, 7/17/26 (Canada)	19,115,000	19,352,587
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	13,925,000	13,471,433
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	56,339,000	56,334,109
UBS Group AG 144A sr. unsec. FRN 2.593%, 9/11/25 (Switzerland)	41,226,000	41,086,089
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	13,040,000	12,696,536
Wells Fargo & Co. sr. unsec. unsub. bonds Ser. MTN, 3.196%, 6/17/27	9,645,000	9,336,689
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR +1.32%), 6.687%, 4/25/26	53,919,000	54,373,013
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	4,780,000	4,744,005
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.406%, 10/30/25	38,796,000	38,496,910
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	9,560,000	9,397,114
Wells Fargo Bank, N.A. sr. unsec. bonds (US SOFR +0.71%), 6.078%, 1/15/26	14,460,000	14,516,652

4	Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (75.4%)* cont.	Principal amount	Value
Banking cont.
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR +0.30%), 5.665%, 11/18/24 (Australia)	$48,716,000	$48,725,479
Westpac Banking Corp. sr. unsec. unsub. notes (US SOFR +0.72%), 6.085%, 11/17/25 (Australia)	38,333,000	38,515,005
		3,749,823,077
Basic materials (0.2%)
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 4.25%, 8/8/25	14,027,000	13,908,593
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	7,332,000	7,317,747
		21,226,340
Capital goods (1.8%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	15,845,000	15,735,667
Boeing Co. (The) sr. unsec. notes 2.85%, 10/30/24	1,983,000	1,967,363
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR +0.27%), 5.637%, 9/13/24	19,206,000	19,208,087
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR +0.75%), 6.117%, 12/13/24	30,674,000	30,733,854
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes (US SOFR +0.96%), 6.329%, 9/25/27	23,588,000	23,658,825
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.60%, 8/8/25	23,295,000	23,387,550
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 1/15/27	9,645,000	9,680,041
John Deere Capital Corp. sr. unsec. unsub. notes Ser. MTN, (US SOFR +0.60%), 5.968%, 6/11/27	33,130,000	33,161,498
RTX Corp. sr. unsec. notes 5.00%, 2/27/26	14,820,000	14,858,220
		172,391,105
Communication services (0.5%)
American Tower Corp. 1.30%, 9/15/25	5,467,000	5,241,175
American Tower Corp. sr. unsec. notes 2.40%, 3/15/25	1,445,000	1,417,002
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 3/15/25 (Canada)	33,280,000	32,774,552
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	4,761,000	4,694,773
		44,127,502
Consumer cyclicals (5.8%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index +0.84%), 6.209%, 4/1/25	14,980,000	15,040,283
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index +0.38%), 5.743%, 8/12/24	37,500,000	37,501,199
Home Depot, Inc./The sr. unsec. unsub. notes (US SOFR +0.33%), 5.698%, 12/24/25	16,071,000	16,104,290
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	10,214,000	10,391,849
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	6,148,000	6,125,806
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	57,630,000	57,232,319
Hyundai Capital America 144A sr. unsec. FRN (US SOFR +1.04%), 6.408%, 3/19/27 (South Korea)	29,602,000	29,829,121
Hyundai Capital America 144A sr. unsec. notes (US SOFR +1.04%), 6.408%, 6/24/27 (South Korea)	37,824,000	37,881,541
Hyundai Capital America 144A sr. unsec. notes 1.80%, 10/15/25 (South Korea)	11,606,000	11,158,561
Hyundai Capital America 144A sr. unsec. notes 5.30%, 3/19/27 (South Korea)	23,805,000	24,001,761
Hyundai Capital America 144A sr. unsec. notes 1.65%, 9/17/26 (South Korea)	13,546,000	12,636,619
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 5/30/25	27,331,000	27,189,923
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.95%, 3/30/25	24,295,000	24,249,864
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	28,445,000	28,492,477
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.75%, 8/1/27	14,112,000	14,152,862
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	38,290,000	38,452,963
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	5,155,000	5,125,089
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	36,715,000	36,221,764
Owens Corning sr. unsec. notes 5.50%, 6/15/27	7,578,000	7,727,262
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR +0.29%), 5.657%, 9/13/24	47,610,000	47,616,663

Ultra Short Duration Income Fund	5

CORPORATE BONDS AND NOTES (75.4%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR +0.60%), 5.93%, 6/9/25	$23,930,000	$23,986,748
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR +0.83%), 6.199%, 3/20/26	47,860,000	48,110,504
		559,229,468
Consumer finance (6.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.50%, 7/15/25 (Ireland)	15,463,000	15,595,366
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 3.50%, 1/15/25 (Ireland)	7,646,000	7,573,663
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.875%, 8/14/24 (Ireland)	5,254,000	5,248,267
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.75%, 10/29/24 (Ireland)	48,832,000	48,329,884
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	47,328,000	46,858,683
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	14,551,000	14,347,808
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	44,017,000	43,911,683
Air Lease Corp. sr. unsec. sub. notes 5.30%, 6/25/26	14,219,000	14,308,603
Air Lease Corp. sr. unsec. sub. notes Ser. MTN, 2.30%, 2/1/25	25,742,000	25,317,419
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	9,804,000	9,783,794
American Express Co. sr. unsec. unsub. bonds 6.338%, 10/30/26	2,254,000	2,287,572
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index +1.35%), 6.717%, 10/30/26	37,737,000	38,131,744
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index +1.00%), 6.365%, 2/16/28	19,075,000	19,165,569
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index +0.97%), 6.336%, 7/28/27	15,063,000	15,131,858
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index +0.93%), 6.297%, 3/4/25	26,612,000	26,710,599
American Express Co. sr. unsec. unsub. FRN (US SOFR +0.76%), 6.124%, 2/13/26	4,585,000	4,602,778
American Express Co. sr. unsec. unsub. notes (US SOFR +0.93%), 6.297%, 7/26/28	14,098,000	14,126,972
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	6,644,000	6,651,798
American Honda Finance Corp. sr. unsec. bonds Ser. MTN, (US SOFR +0.55%), 5.913%, 2/12/25	31,028,000	31,074,139
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR +0.60%), 5.965%, 8/14/25	28,610,000	28,683,792
American Honda Finance Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index +0.78%), 6.148%, 4/23/25	32,157,000	32,269,430
Capital One Financial Corp. sr. unsec. unsub. notes 4.985%, 7/24/26	49,192,000	48,977,007
Capital One Financial Corp. sr. unsec. unsub. notes 3.30%, 10/30/24	31,960,000	31,774,276
Capital One Financial Corp. sr. unsec. unsub. notes 3.20%, 2/5/25	16,254,000	16,065,815
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	11,069,000	10,960,019
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR +0.62%), 5.988%, 10/15/24	20,952,000	20,966,268
General Motors Financial Co., Inc. sr. unsec. notes (US SOFR Compounded Index +1.05%), 6.428%, 7/15/27	18,920,000	18,933,365
General Motors Financial Co., Inc. sr. unsec. notes 2.90%, 2/26/25	9,870,000	9,723,143
General Motors Financial Co., Inc. sr. unsec. notes 1.20%, 10/15/24	19,121,000	18,946,320
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	16,344,000	15,968,356
		642,425,990
Consumer staples (1.5%)
Campbell Soup Co. sr. unsec. unsub. notes 5.30%, 3/20/26	19,444,000	19,568,293
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	47,875,000	47,162,429
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 5.50%, 3/22/25	49,133,000	49,208,698
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	4,490,000	4,464,204
PepsiCo, Inc. sr. unsec. unsub. notes (US SOFR Compounded Index +0.40%), 5.763%, 11/12/24	20,806,000	20,821,393
		141,225,017

6	Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (75.4%)* cont.	Principal amount	Value
Energy (0.4%)
ONEOK, Inc. company guaranty sr. unsec. notes 2.75%, 9/1/24	$18,010,000	$17,951,679
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	23,903,000	24,244,947
		42,196,626
Financial (1.1%)
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	41,530,000	41,528,364
Macquarie Group, Ltd. 144A sr. unsec. FRN (US SOFR +0.71%), 6.078%, 10/14/25 (Australia)	3,480,000	3,480,733
Macquarie Group, Ltd. 144A sr. unsec. unsub. notes 6.207%, 11/22/24 (Australia)	45,821,000	45,924,093
NatWest Markets PLC 144A sr. unsec. unsub. FRN (US SOFR +0.53%), 5.893%, 8/12/24 (United Kingdom)	20,485,000	20,485,978
		111,419,168
Health care (1.8%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	7,651,000	7,645,303
Bristol-Myers Squibb Co. sr. unsec. notes 4.95%, 2/20/26	14,440,000	14,512,118
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/27	9,625,000	9,714,672
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	46,102,000	46,086,132
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	33,398,000	33,302,944
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	45,525,000	45,364,963
UnitedHealth Group, Inc. sr. unsec. unsub. notes (US SOFR +0.50%), 5.862%, 7/15/26	18,789,000	18,829,083
		175,455,215
Insurance (7.0%)
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	19,280,000	19,365,153
Athene Global Funding 144A FRN (US SOFR Compounded Index +0.72%), 6.083%, 1/7/25	46,845,000	46,903,281
Athene Global Funding 144A notes 5.349%, 7/9/27	23,985,000	24,202,630
Athene Global Funding 144A notes 2.50%, 1/14/25	7,794,000	7,681,817
Athene Global Funding 144A sr. notes (US SOFR Compounded Index +0.85%), 6.213%, 5/8/26	37,801,000	37,855,165
Corebridge Global Funding 144A notes 5.35%, 6/24/26	23,645,000	23,862,173
Corebridge Global Funding 144A sr. unsub. FRN (US SOFR +1.30%), 6.669%, 9/25/26	39,755,000	40,110,038
GA Global Funding Trust 144A FRN (US SOFR +1.36%), 6.728%, 4/11/25	28,086,000	28,247,700
GA Global Funding Trust 144A FRN (US SOFR +0.50%), 5.867%, 9/13/24	9,350,000	9,351,736
MassMutual Global Funding II 144A FRN (US SOFR +0.87%), 6.239%, 3/21/25	47,226,000	47,400,194
MassMutual Global Funding II 144A FRN (US SOFR +0.27%), 5.637%, 10/21/24	28,116,000	28,123,280
MassMutual Global Funding II 144A notes (US SOFR +0.74%), 6.109%, 4/9/27	33,620,000	33,684,482
Metropolitan Life Global Funding I 144A company guaranty sr. FRN (US SOFR +0.30%), 5.669%, 9/27/24	19,850,000	19,855,020
Metropolitan Life Global Funding I 144A notes (US SOFR Compounded Index +0.70%), 6.068%, 6/11/27	28,592,000	28,651,926
Metropolitan Life Global Funding I 144A notes 5.00%, 1/6/26	32,401,000	32,472,669
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index +0.91%), 6.279%, 3/21/25	19,175,000	19,256,898
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	14,660,000	14,845,994
Nationwide Mutual Insurance Co. 144A unsec. sub. FRN 7.891%, 12/15/24	7,737,000	7,743,845
New York Life Global Funding 144A bonds (US SOFR Compounded Index +0.58%), 5.948%, 1/16/26	33,763,000	33,905,211
New York Life Global Funding 144A sr. FRN (US SOFR +0.67%), 6.04%, 4/2/27	47,790,000	48,006,645
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index +0.33%), 5.698%, 1/14/25	9,020,000	9,026,073
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	14,344,000	14,539,745
Pacific Life Global Funding II 144A FRN (US SOFR +0.40%), 5.766%, 1/27/25	39,259,000	39,283,359
Principal Life Global Funding II 144A FRN (US SOFR +0.38%), 5.746%, 8/23/24	19,115,000	19,117,853
Protective Life Global Funding 144A notes (US SOFR +0.70%), 6.068%, 4/10/26	28,438,000	28,491,673
Protective Life Global Funding 144A notes 4.992%, 1/12/27	14,470,000	14,552,543
		676,537,103

Ultra Short Duration Income Fund	7

CORPORATE BONDS AND NOTES (75.4%)* cont.	Principal amount	Value
Investment banking/Brokerage (3.1%)
Deutsche Bank AG sr. unsec. unsub. FRN 3.961%, 11/26/25 (Germany)	$54,086,000	$53,777,458
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR +0.50%), 5.867%, 9/10/24	20,077,000	20,078,162
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR +0.49%), 5.857%, 10/21/24	19,768,000	19,770,893
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR +0.49%), 5.853%, 10/21/24	22,061,000	22,067,589
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 3.272%, 9/29/25	40,246,000	40,086,192
Morgan Stanley sr. unsec. FRN 5.05%, 1/28/27	23,669,000	23,703,350
Morgan Stanley sr. unsec. notes 6.138%, 10/16/26	11,580,000	11,713,064
Morgan Stanley sr. unsec. notes Ser. MTN, (US SOFR +1.02%), 6.388%, 4/13/28	19,140,000	19,204,287
Morgan Stanley sr. unsec. unsub. FRN 2.63%, 2/18/26	11,174,000	11,006,802
Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 3.125%, 7/27/26	9,596,000	9,295,825
Morgan Stanley Bank NA sr. unsec. FRN (US SOFR +0.78%), 6.148%, 7/16/25	8,208,000	8,243,453
Morgan Stanley Bank NA sr. unsec. notes 5.479%, 7/16/25	23,870,000	23,934,227
Morgan Stanley Bank NA sr. unsec. notes Ser. BKNT, (US SOFR +0.94%), 6.305%, 7/14/28	37,728,000	37,829,843
		300,711,145
Real estate (2.9%)
Alexandria Real Estate Equities, Inc. company guaranty sr. unsec. notes 3.45%, 4/30/25	10,192,000	10,051,836
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25R	31,179,000	30,808,458
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26R	41,027,000	42,036,183
Essex Portfolio LP company guaranty sr. unsec. notes 3.50%, 4/1/25	42,476,000	41,912,198
Public Storage sr. unsec. FRN (US SOFR Compounded Index +0.60%), 5.967%, 7/25/25R	17,408,000	17,468,648
Public Storage Operating Co. company guaranty sr. unsec. notes (US SOFR Compounded Index +0.70%), 6.068%, 4/16/27	34,272,000	34,390,536
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26R	9,393,000	9,389,744
Simon Property Group LP sr. unsec. unsub. notes 3.50%, 9/1/25	18,785,000	18,506,680
Simon Property Group LP sr. unsec. unsub. notes 3.375%, 10/1/24R	21,715,000	21,633,814
Simon Property Group LP sr. unsec. unsub. notes 2.00%, 9/13/24R	54,349,000	54,112,707
		280,310,804
Technology (1.2%)
Analog Devices, Inc. sr. unsec. FRN (US SOFR Compounded Index +0.25%), 5.619%, 10/1/24	16,404,000	16,406,371
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/27	20,679,000	20,868,587
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	19,138,000	19,141,043
Microchip Technology, Inc. sr. unsec. notes 0.983%, 9/1/24	22,172,000	22,073,482
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	33,037,000	32,974,157
		111,463,640
Utilities and power (2.5%)
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	5,610,000	5,631,973
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/27	23,835,000	23,935,624
Electricite De France SA 144A sr. unsec. unsub. notes 3.625%, 10/13/25 (France)	8,885,000	8,732,115
Energy Transfer LP sr. unsec. unsub. notes 4.75%, 1/15/26	10,474,000	10,434,935
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	18,135,000	18,060,664
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 4.30%, 6/1/25	4,760,000	4,715,049
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	45,760,000	46,088,619
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	7,304,000	7,077,256
NiSource, Inc. sr. unsec. notes 0.95%, 8/15/25	15,047,000	14,419,549
ONEOK Partners LP company guaranty sr. unsec. notes 4.90%, 3/15/25	40,935,000	40,787,243
TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 1.00%, 10/12/24 (Canada)	32,877,000	32,555,537
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	29,712,000	30,136,363
		242,574,927
Total corporate bonds and notes (cost $7,242,471,243)		$7,271,117,127

8	Ultra Short Duration Income Fund

COMMERCIAL PAPER (14.5%)*	Yield (%)	Maturity date	Principal amount	Value
AES Corp. (The)	5.851	8/1/24	$71,275,000	$71,263,456
Alimentation Couche-Tard, Inc. (Canada)	5.530	8/28/24	30,465,000	30,333,495
Alimentation Couche-Tard, Inc. (Canada)	5.530	8/27/24	31,400,000	31,269,360
Alimentation Couche-Tard, Inc. (Canada)	5.499	8/23/24	34,450,000	34,328,130
Arrow Electronics, Inc.	5.738	8/8/24	26,705,000	26,670,889
Arrow Electronics, Inc.	5.742	8/5/24	29,530,000	29,506,484
Arrow Electronics, Inc.	5.702	8/1/24	38,010,000	38,003,970
AT&T, Inc.	5.535	8/19/24	30,100,000	30,014,586
Autonation, Inc.	5.801	8/1/24	97,473,000	97,456,980
Aviation Capital Group, LLC	5.731	8/1/24	71,813,000	71,802,036
Bell Canada (Canada)	5.534	9/4/24	19,025,000	18,924,656
Bell Canada (Canada)	5.527	8/12/24	24,723,000	24,678,293
Boston Properties LP	5.535	8/20/24	18,800,000	18,742,667
Boston Properties LP	5.549	8/13/24	18,230,000	18,193,986
Boston Properties LP	5.519	8/9/24	18,300,000	18,275,019
Boston Properties LP	5.544	8/6/24	9,420,000	9,411,438
Conagra Brands, Inc.	5.876	8/6/24	15,300,000	15,285,569
Conagra Brands, Inc.	5.652	8/2/24	6,276,000	6,274,035
Conagra Brands, Inc.	5.651	8/1/24	56,676,000	56,667,135
Constellation Brands, Inc.	5.682	8/16/24	10,950,000	10,922,006
Constellation Brands, Inc.	5.608	8/9/24	9,250,000	9,236,747
Crown Castle, Inc.	5.757	8/7/24	27,020,000	26,989,922
FMC Corp.	6.130	8/20/24	21,170,000	21,098,434
FMC Corp.	5.951	8/1/24	76,743,000	76,730,129
Glencore Funding, LLC	5.530	8/8/24	19,000,000	18,976,625
HSBC USA, Inc.	6.469	9/9/24	7,820,000	7,772,979
International Flavors & Fragrances, Inc.	5.977	8/26/24	22,160,000	22,072,248
Marriott International, Inc./MD	5.556	8/28/24	25,000,000	24,892,837
Marriott International, Inc./MD	5.568	8/22/24	22,600,000	22,523,212
Marriott International, Inc./MD	5.540	8/14/24	14,280,000	14,249,215
Marriott International, Inc./MD	5.572	8/12/24	11,000,000	10,979,714
Microchip Technology, Inc.	5.488	8/16/24	2,020,000	2,014,986
Microchip Technology, Inc.	5.536	8/2/24	25,750,000	25,742,021
Mid-America Apartments LP	5.518	8/20/24	18,510,000	18,453,860
Nutrien, Ltd. (Canada)	5.541	9/3/24	19,025,000	18,925,774
Nutrien, Ltd. (Canada)	5.543	8/21/24	56,220,000	56,039,562
Ovintiv Canada ULC (Canada)	6.135	8/26/24	22,815,000	22,716,089
Ovintiv Canada ULC (Canada)	6.059	8/13/24	27,640,000	27,580,363
Ovintiv Canada ULC (Canada)	6.058	8/12/24	12,724,000	12,698,658
Penske Truck Leasing Co.	5.524	8/26/24	11,600,000	11,553,082
Penske Truck Leasing Co.	5.534	8/19/24	24,565,000	24,492,699
Penske Truck Leasing Co.	5.524	8/14/24	35,100,000	35,024,128
Penske Truck Leasing Co.	5.526	8/12/24	25,000,000	24,953,807
PPG Industries, Inc.	5.530	9/6/24	24,015,000	23,879,734
Protective Life Corp.	5.534	8/16/24	36,290,000	36,200,081
Targa Resources Corp.	6.029	8/23/24	18,614,000	18,544,184
Targa Resources Corp.	5.801	8/1/24	78,258,000	78,245,433
VW Credit, Inc.	5.604	8/12/24	21,405,000	21,366,186
WRKCo., Inc.	5.528	8/8/24	23,450,000	23,421,715
Total commercial paper (cost $1,395,602,755)				$1,395,398,614
ASSET-BACKED SECURITIES (5.3%)*	Principal amount	Value
American Express Credit Account Master Trust Ser. 21-1, Class A, 0.90%, 11/15/26	$17,900,000	$17,664,067
BA Credit Card Trust Ser. 24-A1, Class A, 4.93%, 5/15/29	18,633,000	18,880,275
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	6,563,866	6,573,919
Capital One Multi-Asset Execution Trust FRB Ser. 17-A5, Class A5, (CME Term SOFR 1 Month +0.69%), 6.023%, 7/15/27	57,731,000	57,766,372
Capital One Prime Auto Receivables Trust
Ser. 23-1, Class A2, 5.20%, 5/15/26	3,824,054	3,820,194
Ser. 22-1, Class A3, 3.17%, 4/15/27	5,563,067	5,478,083

Ultra Short Duration Income Fund	9

ASSET-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
CarMax Auto Owner Trust
Ser. 22-4, Class A2A, 5.34%, 12/15/25	$310,174	$310,091
Ser. 22-2, Class A3, 3.49%, 2/16/27	8,899,639	8,795,581
Carvana Auto Receivables Trust
Ser. 22-P2, Class A3, 3.75%, 4/12/27	8,105,845	8,044,560
Ser. 21-P4, Class A3, 1.31%, 1/11/27	15,556,274	15,255,587
Chase Auto Owner Trust 144A
Ser. 23-AA, Class A2, 5.90%, 3/25/27	23,926,181	23,986,174
Ser. 24-3A, Class A2, 5.53%, 9/27/27	11,897,000	11,937,752
Citizens Auto Receivables Trust 144A
FRB Ser. 23-1, Class A2B, (US 30 Day Average SOFR +0.95%), 6.287%, 7/15/26	8,363,155	8,378,730
Ser. 23-2, Class A2A, 6.09%, 10/15/26	6,366,025	6,381,162
Ser. 24-1, Class A2A, 5.43%, 10/15/26	15,321,121	15,317,653
Discover Card Execution Note Trust Ser. 22-A2, Class A, 3.32%, 5/15/27	19,965,000	19,682,403
Ford Credit Auto Owner Trust 144A Ser. 18-1, Class A, 3.19%, 7/15/31	7,435,000	7,357,317
GM Financial Consumer Automobile Receivables Trust
Ser. 22-3, Class A3, 3.64%, 4/16/27	27,149,107	26,858,615
Ser. 22-2, Class A3, 3.10%, 2/16/27	10,509,691	10,367,156
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	11,590,000	11,486,190
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A2, 5.92%, 12/15/26	7,388,581	7,401,279
Ser. 24-A, Class A2, 5.65%, 2/16/27	10,459,000	10,480,472
Honda Auto Receivables Owner Trust Ser. 23-4, Class A2, 5.87%, 6/22/26	17,993,232	18,031,474
Huntington Auto Trust 144A Ser. 24-1A, Class A2, 5.50%, 3/15/27	12,044,878	12,051,324
Hyundai Auto Receivables Trust
Ser. 23-C, Class A2A, 5.80%, 1/15/27	10,451,462	10,475,235
FRB Ser. 24-A, Class A2B, (US 30 Day Average SOFR +0.42%), 5.757%, 4/15/27	5,000,000	5,003,271
Ser. 23-A, Class A3, 4.58%, 4/15/27	16,153,000	16,071,823
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class A, (CME Term SOFR 1 Month +0.96%), 6.314%, 10/22/24	7,000,000	7,005,250
Nissan Auto Receivables Owner Trust Ser. 23-B, Class A2A, 5.95%, 5/15/26	20,877,908	20,916,253
SFS Auto Receivables Securitization Trust 144A Ser. 24-1A, Class A2, 5.35%, 6/21/27	6,431,093	6,426,387
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month +0.90%), 6.222%, 6/22/25	34,000,000	33,940,194
Station Place Securitization Trust 144A FRB Ser. 24-5 Class A, (CME Term SOFR 1 Month +0.90%), 6.25%, 8/4/25	35,640,000	35,617,012
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	9,246,118	9,252,074
Toyota Auto Receivables Owner Trust Ser. 22-C, Class A3, 3.76%, 4/15/27	4,628,991	4,578,358
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	3,866,774	3,875,602
Ser. 21-1, Class A3, 1.02%, 6/22/26	8,549,306	8,415,829
World Omni Auto Receivables Trust Ser. 24-A, Class A3, 4.86%, 3/15/29	12,945,000	13,000,363
Total asset-backed securities (cost $505,733,560)		$506,884,081
MORTGAGE-BACKED SECURITIES (1.8%)*	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$49,154	$51,175
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	17,677	18,466
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	4,839	4,714
REMICs Ser. 3611, PO, zero%, 7/15/34	15,081	13,148
Federal National Mortgage Association
REMICs FRB Ser. 10-90, Class GF, (US 30 Day Average SOFR +0.61%), 5.962%, 8/25/40	167,120	164,960
REMICs FRB Ser. 06-74, Class FL, (US 30 Day Average SOFR +0.46%), 5.812%, 8/25/36	113,142	111,440
REMICs FRB Ser. 05-63, Class FC, (US 30 Day Average SOFR +0.36%), 5.712%, 10/25/31	182,706	180,356
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	3,395	3,165
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	10,287	9,684
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	3,718	3,627
		560,735

10	Ultra Short Duration Income Fund

MORTGAGE-BACKED SECURITIES (1.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) (1.8%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (CME Term SOFR 1 Month +0.98%), 6.334%, 7/25/34	$154,864	$153,124
FRB Ser. 05-R9, Class M1, (CME Term SOFR 1 Month +0.82%), 6.169%, 11/25/35	3,555,211	3,470,515
Angel Oak Mortgage Trust 144A
Ser. 19-5, Class A1, 2.593%, 10/25/49W	447,843	435,208
Ser. 20-3, Class A1, 1.691%, 4/25/65W	7,540,397	7,004,739
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49W	2,820,011	2,723,195
Ser. 19-3, Class A1, 2.962%, 10/25/48W	3,853,987	3,610,118
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR +0.75%), 6.097%, 1/25/70	5,132,507	5,118,810
Ser. 19-1, Class A1C, 3.50%, 3/25/58	358,758	355,276
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60W	2,175,017	2,078,124
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60W	3,489,660	3,281,480
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49W	2,778,212	2,511,957
Carrington Mortgage Loan Trust FRB Ser. 07-HE1, Class A3, (CME Term SOFR 1 Month +0.30%), 5.654%, 6/25/37	2,259,617	2,210,732
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64W	2,064,351	1,830,351
Credit Suisse Mortgage Capital Certificates 144A Ser. 20-SPT1, Class A2, 3.229%, 4/25/65	3,767,229	3,723,221
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 3.24%, 2/25/50W	6,894,745	6,529,104
CSMC Trust 144A Ser. 19-NQM1, Class A1, 3.656%, 10/25/59	2,043,675	2,003,396
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59W	2,009,656	1,935,607
Ser. 20-2, Class A1, 1.178%, 10/25/65W	1,080,179	1,002,850
Encore Credit Receivables Trust FRB Ser. 05-4, Class M3, (CME Term SOFR 1 Month +0.82%), 6.169%, 1/25/36	602,868	599,074
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32W	8,171,278	8,119,110
First Franklin Mortgage Loan Trust
FRB Ser. 06-FF3, Class A2C, (CME Term SOFR 1 Month +0.69%), 6.044%, 2/25/36	931,774	972,276
FRB Ser. 06-FF7, Class 1A, (CME Term SOFR 1 Month +0.39%), 5.744%, 5/25/36	1,889,935	1,863,875
Galton Funding Mortgage Trust 144A Ser. 19-2, Class A22, 3.50%, 6/25/59W	1,978,570	1,783,224
GCAT Trust 144A Ser. 19-NQM3, Class A1, 3.686%, 11/25/59W	1,686,123	1,621,784
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60W	1,073,624	1,002,647
Home Equity Asset Trust FRB Ser. 06-4, Class 1A1, (CME Term SOFR 1 Month +0.43%), 5.784%, 8/25/36W	235,530	234,986
Imperial Fund Mortgage Trust 144A Ser. 22-NQM2, Class A1, 3.638%, 3/25/67W	7,240,505	6,749,978
Invitation Homes Trust 144A FRB Ser. 18-SFR4, Class A, (CME Term SOFR 1 Month +1.21%), 6.543%, 1/17/38W	22,955,324	23,001,772
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M5, (CME Term SOFR 1 Month +1.09%), 6.439%, 4/25/35W	709,041	701,744
FRB Ser. 04-1, Class M1, (CME Term SOFR 1 Month +0.86%), 6.214%, 2/25/34W	199,043	195,922
MASTR Asset-Backed Securities Trust FRB Ser. 06-FRE1, Class A4, (CME Term SOFR 1 Month +0.69%), 6.044%, 12/25/35W	43,741	44,029
MFRA Trust 144A
Ser. 20-NQM1, Class A1, 1.479%, 3/25/65W	977,555	930,833
Ser. 21-NQM1, Class A1, 1.153%, 4/25/65W	4,545,725	4,194,279
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (CME Term SOFR 1 Month +0.68%), 6.034%, 12/25/35W	1,251,823	1,239,367
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (CME Term SOFR 1 Month +0.43%), 5.784%, 4/25/37W	3,292,466	3,232,898
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class 4A, (CME Term SOFR 1 Month +0.86%), 6.214%, 1/25/48W	2,711,807	2,654,334
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59W	1,679,708	1,578,207
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60W	1,007,635	936,080
OBX Trust 144A
Ser. 20-EXP2, Class A8, 3.00%, 5/25/60W	977,783	837,947
Ser. 20-EXP2, Class A3, 2.50%, 5/25/60W	10,283,936	8,510,731
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (CME Term SOFR 1 Month +1.01%), 6.364%, 1/25/60W	306,580	307,324

Ultra Short Duration Income Fund	11

MORTGAGE-BACKED SECURITIES (1.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Residential Asset Mortgage Products Trust FRB Ser. 06-EFC2, Class A4, (CME Term SOFR 1 Month +0.55%), 5.904%, 12/25/36W	$415,984	$408,695
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (CME Term SOFR 1 Month +0.86%), 6.589%, 2/25/35W	799,498	786,953
FRB Ser. 06-KS3, Class M1, (CME Term SOFR 1 Month +0.44%), 5.959%, 4/25/36W	812,905	801,405
Residential Mortgage Loan Trust 144A Ser. 19-3, Class A1, 2.633%, 9/25/59W	450,971	444,250
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (CME Term SOFR 1 Month +0.48%), 3.324%, 1/25/36W	1,454,647	1,432,521
SG Residential Mortgage Trust 144A
Ser. 22-1, Class A1, 3.166%, 3/27/62W	2,529,338	2,341,537
Ser. 19-3, Class A1, 2.703%, 9/25/59W	29,517	29,109
Soundview Home Loan Trust
FRB Ser. 05-OPT3, Class M1, (CME Term SOFR 1 Month +0.82%), 6.169%, 11/25/35W	1,484,347	1,458,960
FRB Ser. 06-OPT1, Class 2A4, (CME Term SOFR 1 Month +0.65%), 6.004%, 3/25/36W	451,449	447,669
Starwood Mortgage Residential Trust 144A
Ser. 22-2, Class A1, 3.122%, 2/25/67W	7,141,873	6,678,580
Ser. 21-4, Class A1, 1.162%, 8/25/56W	7,598,385	6,624,499
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65W	4,100,493	3,737,693
Structured Asset Investment Loan Trust FRB Ser. 05-HE3, Class M1, (CME Term SOFR 1 Month +0.83%), 6.184%, 9/25/35W	819,524	809,318
Structured Asset Securities Corp. FRB Ser. 05-WF1, Class M1, (CME Term SOFR 1 Month +0.77%), 6.124%, 2/25/35W	118,856	124,232
Structured Asset Securities Corp. Mortgage Loan Trust
FRB Ser. 05-NC2, Class M5, (CME Term SOFR 1 Month +1.04%), 6.394%, 5/25/35W	955,811	948,457
FRB Ser. 06-WF1, Class M4, (CME Term SOFR 1 Month +0.76%), 6.109%, 2/25/36W	35,386	35,556
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63W	2,865,786	2,770,907
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (CME Term SOFR 1 Month +1.11%), 6.464%, 5/25/58W	398,709	406,820
FRB Ser. 19-HY1, Class A1, (CME Term SOFR 1 Month +1.11%), 6.464%, 10/25/48W	3,144,209	3,198,276
Ser. 22-SJ1, Class A1B, 3.612%, 3/25/62W	4,031,904	3,898,791
Ser. 18-1, Class A1, 3.00%, 1/25/58W	2,085,712	2,036,555
Ser. 17-3, Class A1, 2.75%, 7/25/57W	709,162	700,604
Verus Securitization Trust 144A
Ser. 19-INV2, Class A1, 3.913%, 7/25/59W	1,774,317	1,749,655
Ser. 19-INV3, Class A1, 3.692%, 11/25/59W	1,210,637	1,184,545
Ser. 19-4, Class A1, 3.642%, 11/25/59W	2,414,228	2,360,237
Ser. 20-1, Class A1, 3.417%, 1/25/60W	573,175	555,325
Ser. 20-5, Class A1, 1.218%, 5/25/65W	3,944,024	3,743,314
		171,004,691
Total mortgage-backed securities (cost $180,359,866)		$171,565,426
CERTIFICATES OF DEPOSIT (1.8%)*	Yield (%)	Maturity date	Principal amount	Value
BNP Paribas SA/New York, NY (France)	6.000	10/17/24	$29,000,000	$29,024,227
Citibank, NA	6.000	9/20/24	24,175,000	24,184,853
Intesa Sanpaolo SPA/New York, NY	6.450	10/21/24	22,250,000	22,276,489
Intesa Sanpaolo SPA/New York, NY	5.680	1/13/25	52,555,000	52,520,984
Intesa Sanpaolo SPA/New York, NY FRN	6.320	8/16/24	24,175,000	24,182,191
Toronto-Dominion Bank/NY (Canada)	6.000	10/1/24	19,165,000	19,175,942
Total certificates of deposit (cost $171,320,000)				$171,364,686
U.S. TREASURY OBLIGATIONS (1.0%)*	Principal amount	Value
U.S. Treasury Notes
5.00%, 9/30/25	$47,268,000	$47,449,871
4.875%, 4/30/26	48,372,000	48,780,139
Total U.S. treasury obligations (cost $95,557,367)		$96,230,010

12	Ultra Short Duration Income Fund

REPURCHASE AGREEMENTS (0.3%)*	Principal amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated 7/31/2024 with RBC Capital Markets, LLC, 5.540% (collateralized by Corporate Debt Securities and Agency Mortgage-Backed Securities with coupon rates ranging from 3.600% to 6.500% and due dates ranging from 12/9/2026 to 7/1/2053, valued at $26,225,958) (Canada)Ŧ EG	$25,000,000	$25,000,000
Total repurchase agreements (cost $25,000,000)		$25,000,000
TOTAL INVESTMENTS
Total investments (cost $9,616,044,791)	$9,637,559,944
Key to holding’s abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $9,640,446,781.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Ŧ	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
EG	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	63.2%	South Korea	1.2%
Canada	9.8	Switzerland	1.1
France	4.9	Singapore	0.8
United Kingdom	4.3	Denmark	0.8
Australia	3.9	Sweden	0.8
Japan	2.7	Germany	0.6
Netherlands	2.6	Other	0.6
Spain	1.4	Total	100.0%
Ireland	1.3

Ultra Short Duration Income Fund	13

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$506,884,081	$—
Certificates of deposit	—	171,364,686	—
Commercial paper	—	1,395,398,614	—
Corporate bonds and notes	—	7,271,117,127	—
Mortgage-backed securities	—	171,565,426	—
Repurchase agreements	—	25,000,000	—
U.S. treasury obligations	—	96,230,010	—
Totals by level	$—	$9,637,559,944	$—

The accompanying notes are an integral part of these financial statements.

14	Ultra Short Duration Income Fund

Financial Statements

Statement of assets and liabilities

7/31/24

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $9,616,044,791)	$9,637,559,944
Cash	696,549
Interest and other receivables	77,389,399
Receivable for shares of the fund sold	20,000,034
Prepaid assets	144,506
Total assets	9,735,790,432

LIABILITIES
Payable for investments purchased	43,580,319
Payable for shares of the fund repurchased	40,501,410
Payable for compensation of Manager (Note 2)	2,975,080
Payable for custodian fees (Note 2)	68,328
Payable for investor servicing fees (Note 2)	1,888,344
Payable for Trustee compensation and expenses (Note 2)	408,034
Payable for administrative services (Note 2)	12,518
Payable for distribution fees (Note 2)	986,246
Distributions payable to shareholders	4,354,417
Other accrued expenses	568,955
Total liabilities	95,343,651
Net assets	$9,640,446,781

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$9,647,505,941
Total distributable earnings (Note 1)	(7,059,160)
Total — Representing net assets applicable to capital shares outstanding	$9,640,446,781

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share ($2,917,381,028 divided by 288,468,930 shares)	$10.11
Net asset value and offering price per class C share ($11,475,609 divided by 1,135,925 shares)*	$10.10
Net asset value and redemption price per class N share ($8,916,344 divided by 882,739 shares)	$10.10
Offering price per class N share (100/98.50 of $10.10)**	$10.25
Net asset value, offering price and redemption price per class R share ($3,380,919 divided by 334,813 shares)	$10.10
Net asset value, offering price and redemption price per class R6 share ($484,884,479 divided by 47,878,159 shares)	$10.13
Net asset value, offering price and redemption price per class Y share ($6,214,408,402 divided by 613,827,635 shares)	$10.12
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	On single retail sales of less than $50,000. On sales of more than $50,000 the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund	15

Statement of operations

Year ended 7/31/24

Investment income
Interest (including interest income of $676,390 from investments in affiliated issuers) (Note 5)	$563,064,482
Total investment income	563,064,482

EXPENSES
Compensation of Manager (Note 2)	27,639,241
Investor servicing fees (Note 2)	7,941,658
Custodian fees (Note 2)	138,821
Trustee compensation and expenses (Note 2)	486,812
Distribution fees (Note 2)	3,032,654
Administrative services (Note 2)	277,202
Other	2,094,766
Fees waived and reimbursed by Manager (Note 2)	(6,386,214)
Total expenses	35,224,940
Expense reduction (Note 2)	(199,861)
Net expenses	35,025,079
Net investment income	528,039,403

REALIZED AND UNREALIZED GAIN
Net realized gain on:
Securities from unaffiliated issuers (Notes 1 and 3)	4,172,007
Total net realized gain	4,172,007
Change in net unrealized appreciation on:
Securities from unaffiliated issuers	73,784,410
Total change in net unrealized appreciation	73,784,410
Net gain on investments	77,956,417
Net increase in net assets resulting from operations	$605,995,820

The accompanying notes are an integral part of these financial statements.

16	Ultra Short Duration Income Fund

Statement of changes in net assets

	Year ended 7/31/24	Year ended 7/31/23
DECREASE IN Net assets
Operations
Net investment income	$528,039,403	$448,857,411
Net realized gain (loss) on investments	4,172,007	(6,811,565)
Change in net unrealized appreciation of investments	73,784,410	65,743,562
Net increase in net assets resulting from operations	605,995,820	507,789,408
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(151,750,315)	(131,222,377)
Class C	(518,229)	(463,710)
Class N	(492,125)	(315,180)
Class R	(199,223)	(165,114)
Class R6	(27,226,303)	(20,043,410)
Class Y	(347,928,224)	(296,691,111)
Decrease from capital share transactions (Note 4)	(1,117,068,252)	(2,013,530,763)
Total decrease in net assets	(1,039,186,851)	(1,954,642,257)
Net assets
Beginning of year	10,679,633,632	12,634,275,889
End of year	$9,640,446,781	$10,679,633,632

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund	17

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%) [a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,c]	Ratio of net investment income (loss) to average net assets (%) [c]	Portfolio turnover (%)
Class A
July 31, 2024	$10.04	.52	.07	.59	(.52)	(.52)	$10.11	6.05	$2,917,381.42		5.18	59
July 31, 2023	9.98	.39	.06	.45	(.39)	(.39)	10.04	4.61	3,042,385.42		3.80	35
July 31, 2022	10.08	.05	(.10)	(.05)	(.05)	(.05)	9.98	(.49)	4,297,725.40		.46	48
July 31, 2021	10.08	.04	— [d]	.04	(.04)	(.04)	10.08	.36	6,611,459.40		.37	63
July 31, 2020	10.05	.17	.03	.20	(.17)	(.17)	10.08	2.01	7,373,343.40		1.73	53
Class C
July 31, 2024	$10.02	.48	.08	.56	(.48)	(.48)	$10.10	5.73	$11,476.82		4.78	59
July 31, 2023	9.97	.35	.05	.40	(.35)	(.35)	10.02	4.09	11,341.82		3.43	35
July 31, 2022	10.07	.02	(.10)	(.08)	(.02)	(.02)	9.97	(.78)	15,421	.68 [e]	.20 [e]	48
July 31, 2021	10.07	— [d]	— [d]	— [d]	— [d]	— [d]	10.07	.02	22,031	.75 [e]	.02 [e]	63
July 31, 2020	10.04	.13	.03	.16	(.13)	(.13)	10.07	1.61	27,790.80		1.24	53
Class N
July 31, 2024	$10.02	.51	.08	.59	(.51)	(.51)	$10.10	5.99	$8,916.57		5.03	59
July 31, 2023	9.97	.38	.05	.43	(.38)	(.38)	10.02	4.34	10,828.57		3.84	35
July 31, 2022	10.07	.04	(.10)	(.06)	(.04)	(.04)	9.97	(.64)	7,791.55		.30	48
July 31, 2021	10.07	.02	— [d]	.02	(.02)	(.02)	10.07	.21	14,369.55		.22	63
July 31, 2020	10.04	.15	.03	.18	(.15)	(.15)	10.07	1.86	19,303.55		1.48	53
Class R
July 31, 2024	$10.02	.48	.08	.56	(.48)	(.48)	$10.10	5.73	$3,381.82		4.77	59
July 31, 2023	9.97	.35	.05	.40	(.35)	(.35)	10.02	4.09	4,509.82		3.46	35
July 31, 2022	10.07	.02	(.10)	(.08)	(.02)	(.02)	9.97	(.78)	5,240	.69 [e]	.24 [e]	48
July 31, 2021	10.07	— [d]	— [d]	— [d]	— [d]	— [d]	10.07	.02	4,207	.75 [e]	.02 [e]	63
July 31, 2020	10.04	.13	.03	.16	(.13)	(.13)	10.07	1.61	5,118.80		1.30	53
Class R6
July 31, 2024	$10.05	.54	.08	.62	(.54)	(.54)	$10.13	6.29	$484,884.29		5.31	59
July 31, 2023	10.00	.40	.05	.45	(.40)	(.40)	10.05	4.64	513,428.29		4.25	35
July 31, 2022	10.10	.06	(.10)	(.04)	(.06)	(.06)	10.00	(.37)	177,358.29		.69	48
July 31, 2021	10.09	.05	.01	.06	(.05)	(.05)	10.10	.57	121,669.29		.46	63
July 31, 2020	10.06	.18	.03	.21	(.18)	(.18)	10.09	2.12	92,676.29		1.80	53
Class Y
July 31, 2024	$10.05	.53	.07	.60	(.53)	(.53)	$10.12	6.15	$6,214,408.32		5.27	59
July 31, 2023	9.99	.40	.06	.46	(.40)	(.40)	10.05	4.71	7,097,143.32		3.97	35
July 31, 2022	10.09	.06	(.10)	(.04)	(.06)	(.06)	9.99	(.39)	8,130,742.30		.60	48
July 31, 2021	10.09	.05	— [d]	.05	(.05)	(.05)	10.09	.46	8,944,133.30		.46	63
July 31, 2020	10.06	.18	.03	.21	(.18)	(.18)	10.09	2.11	8,857,867.30		1.79	53

The accompanying notes are an integral part of these financial statements.

18	Ultra Short Duration Income Fund

Financial highlights cont.

[a]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[c]	Reflects an involuntary contractual expense limitation in effect during the period (Note 2). As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets
7/31/24	0.06%
7/31/23	0.07
7/31/22	0.06
7/31/21	0.06
7/31/20	0.09

[d]	Amount represents less than $0.01 per share.
[e]	Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. As a result of such waiver, the expenses reflect a reduction of the following amounts as a percentage of average net assets (Note 2):
	7/31/22	7/31/21
Class C	0.12%	0.05%
Class R	0.11	0.05

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund	19

Notes to financial statements  7/31/24

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through July 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, a wholly- owned subsidiary of Franklin Templeton, and the fund’s manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Ultra Short Duration Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Franklin Advisers believes is consistent with preservation of capital and maintenance of liquidity. The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S.-dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed four years. Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	None	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class N	Up to 1.50%	0.25% on certain redemptions of shares bought with no initial sales charge	None
Class R†	None	None	None
Class R6 †	None	None	None
Class Y†	None	None	None
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

20	Ultra Short Duration Income Fund

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $26,225,958 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$16,033,502	$12,729,751	$28,763,253

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. For the reporting period, there were no material temporary or permanent differences. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund required no such reclassifications.

Ultra Short Duration Income Fund	21

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$32,751,651
Unrealized depreciation	(11,236,872)
Net unrealized appreciation	21,514,779
Undistributed ordinary income	4,543,729
Capital loss carryforward	(28,763,253)
Cost for federal income tax purposes	$9,616,045,165

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,
0.390%	of the next $5 billion,
0.340%	of the next $10 billion,
0.290%	of the next $10 billion,
0.240%	of the next $50 billion,
0.220%	of the next $50 billion,
0.210%	of the next $100 billion and
0.205%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.275% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through November 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2025, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.24% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $6,386,214 as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PIL, Franklin Advisers would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class C, class N, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$2,358,190
Class C	8,723
Class N	7,864
Class R	3,364
Class R6	256,319
Class Y	5,307,198
Total	$7,941,658

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $199,861 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $7,530, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from

22	Ultra Short Duration Income Fund

July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors will replace Putnam Retail Management as the fund’s distributor and principal underwriter. The Plans provide payments by the fund to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.10%	$2,933,008
Class C	1.00%	0.50%	54,254
Class N	0.25%	0.25%	24,446
Class R	1.00%	0.50%	20,946
Total			$3,032,654

For the reporting period, Putnam Retail Management, acting as underwriter, received net commissions of $832 from the sale of class N shares and received $220 in contingent deferred sales charges from redemptions of class C shares purchased by exchange from another Putnam fund.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Putnam Retail Management, acting as underwriter, received $569 in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities(Long-term)	$4,423,079,254	$4,191,757,730
U.S. government securities (Long-term)	—	—
Total	$4,423,079,254	$4,191,757,730

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	109,694,821	$1,105,039,398	113,474,941	$1,135,157,619
Shares issued in connection with reinvestment of distributions	14,870,421	149,832,137	12,978,987	129,893,014
	124,565,242	1,254,871,535	126,453,928	1,265,050,633
Shares repurchased	(139,251,997)	(1,402,486,456)	(253,839,530)	(2,537,928,061)
Net decrease	(14,686,755)	$(147,614,921)	(127,385,602)	$(1,272,877,428)
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	566,464	$5,700,219	464,823	$4,645,314
Shares issued in connection with reinvestment of distributions	51,039	513,719	45,854	458,411
	617,503	6,213,938	510,677	5,103,725
Shares repurchased	(612,890)	(6,164,443)	(925,872)	(9,252,666)
Net increase (decrease)	4,613	$49,495	(415,195)	$(4,148,941)
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class N	Shares	Amount	Shares	Amount
Shares sold	347,227	$3,494,343	445,952	$4,460,852
Shares issued in connection with reinvestment of distributions	48,837	491,428	31,476	314,775
	396,064	3,985,771	477,428	4,775,627
Shares repurchased	(593,433)	(5,971,835)	(178,579)	(1,784,172)
Net increase (decrease)	(197,369)	$(1,986,064)	298,849	$2,991,455

Ultra Short Duration Income Fund	23

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	138,321	$1,389,020	95,526	$954,172
Shares issued in connection with reinvestment of distributions	19,500	196,127	16,487	164,790
	157,821	1,585,147	112,013	1,118,962
Shares repurchased	(272,937)	(2,744,386)	(187,725)	(1,876,945)
Net decrease	(115,116)	$(1,159,239)	(75,712)	$(757,983)
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	23,551,420	$237,281,344	64,958,823	$649,569,484
Shares issued in connection with reinvestment of distributions	1,503,960	15,174,430	923,616	9,258,341
	25,055,380	252,455,774	65,882,439	658,827,825
Shares repurchased	(28,266,356)	(285,082,497)	(32,537,415)	(325,865,639)
Net increase (decrease)	(3,210,976)	$(32,626,723)	33,345,024	$332,962,186
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	331,133,350	$3,337,315,668	550,398,326	$5,510,027,073
Shares issued in connection with reinvestment of distributions	30,464,281	307,234,628	25,954,964	260,056,283
	361,597,631	3,644,550,296	576,353,290	5,770,083,356
Shares repurchased	(454,207,401)	(4,578,281,096)	(683,567,463)	(6,841,783,408)
Net decrease	(92,609,770)	$(933,730,800)	(107,214,173)	$(1,071,700,052)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$—	$1,722,750,782	$1,722,750,782	$676,390	$—
Total Short-term investments	$—	$1,722,750,782	$1,722,750,782	$676,390	$—
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

24	Ultra Short Duration Income Fund

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	RBC Capital Markets, LLC	Total
Assets:
Repurchase agreements**	$25,000,000	$25,000,000
Total Assets	$25,000,000	$25,000,000
Liabilities:
Total Liabilities	$—	$—
Total Financial and Derivative Net Assets	$25,000,000	$25,000,000
Total collateral received (pledged)†##	$25,000,000
Net amount	$—
Controlled collateral received (including TBA commitments) **	$—	$—
Uncontrolled collateral received	$26,225,958	$26,225,958
Collateral (pledged) (including TBA commitments) **	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Ultra Short Duration Income Fund	25

Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

26	Ultra Short Duration Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
December 5, 2023 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
518,975,163	5,336,616	10,146,908
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
515,972,062	5,808,010	12,678,615
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Ultra Short Duration Income Fund	27

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New Sub- Management Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

T?he Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continu?ed pursuant to their terms).

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management

28	Ultra Short Duration Income Fund

Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent T?rustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least November 30, 2025. In addition, Franklin Advisers contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.24% of its average net assets through at least November 30, 2025. During its fiscal year ending in 2023, your fund’s expenses were reduced as a result of this expense limitation. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/

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IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

30	Ultra Short Duration Income Fund

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2023. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2023. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which was expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	39200-AFSOI 09/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: September 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: September 27, 2024